REVENUE DISAGGREGATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total Revenue	$ 5,522,000	$ 5,346,000
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	22,000
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	5,500,000	5,346,000
Power Supply Units [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	5,214,000
Supplies [Member]
Disaggregation of Revenue [Line Items]
Total Revenue		5,328,000
E V Chargers [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	308,000	18,000
North America [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	4,514,000	4,684,000
Europe [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	$ 115,000	$ 359,000